DEFERRED INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DEFERRED INCOME.
DEFERRED INCOME

17.DEFERRED INCOME

Asset-related
subsidy
US$
Balance as of December 31, 2023	270,097
Subsidy received during the year	28,063
Foreign currency translation adjustment	(1,671)
Balance as of June 30, 2024	296,489

During the six months ended June 30, 2024, the Group received specific subsidies of US$28,063 for compensating the expenditures on the construction of the Group’s corporate buildings and plant (“asset-related subsidy”).

The Group received government grants of US$2,488 with no future related costs required during the six months ended June 30, 2024, which were directly recognized as government grants in the unaudited condensed consolidated statements of comprehensive loss for the six months ended June 30, 2024.

16.DEFERRED INCOME

	Asset-related	R&D-related
	subsidy	subsidy	Total
	US$	US$	US$
Balance as of January 1, 2021	—	541,592	541,592
Government grants received during the year	279,052	—	279,052
Recognized as income during the year	—	(490,461)	(490,461)
Foreign currency translation adjustment	3,270	6,843	10,113
Balance as of December 31, 2021	282,322	57,974	340,296
Recognized as income during the year	—	(54,954)	(54,954)
Foreign currency translation adjustment	(23,872)	(3,020)	(26,892)
Balance as of December 31, 2022	258,450	—	258,450
Subsidy received during the year	16,345	—	16,345
Recognized as income during the year	—	—	—
Foreign currency translation adjustment	(4,698)	—	(4,698)
Balance as of December 31, 2023	270,097	—	270,097

During the years ended December 31, 2023, 2022 and 2021, the Group received specific subsidies of US$16,345, nil and US$279,052 for compensating the expenditures on the construction of the Group’s corporate buildings and plant (“asset-related subsidy”), respectively. Since the corporate buildings and plant are still under construction as of December 31, 2023, the Group has not recognized any government grants relating to these subsidies in profit or loss.

In 2018, the Group received a specific subsidy of US$755,581 relating to the Group’s R&D expenditures. During the years ended December 31, 2023, 2022 and 2021, the Group recognized government grants of nil, US$54,954 and US$490,461 for the R&D expenses incurred under this subsidy, respectively.

The Group received government grants of US$4,077, US$870 and US$233 with no future related costs required during the years ended December 31, 2023, 2022 and 2021, which were directly recognized as government grants in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.